LEASES	12 Months Ended
Dec. 25, 2021
LEASES

F.LEASES

We determine if an arrangement is a lease at inception. We lease certain real estate under non-cancelable operating lease agreements with typical original terms ranging from one to ten years. We are required to pay real estate taxes and other occupancy costs under certain leases, which are variable in nature and not included in the right of use asset or lease liability. Certain leases carry renewal options of five to fifteen years. We believe that future leases will likely have similar terms.  We also lease motor vehicles, equipment, and an aircraft under operating lease agreements for periods of one to ten years.  We do not typically enter into leases with residual value guarantees. There were no restrictions or covenants imposed by any lease agreements.

We believe finance leases have no significant impact to our consolidated balance sheet and statement of earnings as of December 25, 2021.

As of December 25, 2021, we have no leases that have not yet commenced that would significantly impact the rights, obligations, and our financial position.

There were no lease transactions between related parties as of December 25, 2021.

The rates implicit in our leases are primarily not readily available. To determine the discount rate used to present value the lease payments, we utilize the 7-year treasury note rate plus a blend of rate spreads associated with our revolver and 10-12-year senior notes along with estimated spreads based on current market conditions.  We feel the determined rate is a reasonable representation of our lease population.

Lease costs under non-cancelable operating leases on December 25, 2021 and December 26, 2020 are as follows (in thousands):

	2021	2020
Operating lease cost	$30,054	$21,594
Short-term lease cost	5,264	2,863
Variable lease cost	4,761	3,985
Sublease income	(3,109)	(1,013)
Total lease cost	$36,970	$27,429

The amounts paid for operating leases, included in the measurement of lease liabilities, were $27.4 million in the year ended December 25, 2021 and $20.0 million in the year ended December 26, 2020. In addition, right-of-use assets obtained in exchange for new operating lease liabilities were approximately $46.7 million and $12.8 million, respectively, for the years ended December 25, 2021 and December 29, 2019.

Future minimum payments under non-cancelable operating leases on December 25, 2021 are as follows (in thousands):

Operating
Leases
2022	$26,378
2023	21,040
2024	15,842
2025	13,164
2026	11,140
Thereafter	27,123
Total minimum lease payments	$114,687
Less present value discount	(14,900)
Total lease liability	$99,787

Rent expense was approximately $40.1 million, $28.4 million, and $29.9 million in 2021, 2020, and 2019, respectively.

As of December 25, 2021 and December 26, 2020, the weighted average lease term for operating leases was 7.33 years and 6.84 years, respectively.  Similarly, the weighted average discount rate for operating leases was 2.87% and 3.12%, respectively.